UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2019

Semiannual Report

to Shareholders

DWS World Dividend Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets

17	Financial Highlights
23	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
43	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS World Dividend Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS World Dividend Fund	|	3

Performance Summary	April 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	5.98%	–1.92%	1.63%	8.35%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–0.12%	–7.56%	0.43%	7.71%
MSCI World High Dividend Yield Index†	7.27%	6.22%	4.72%	10.86%
MSCI World Index††	8.83%	6.48%	7.31%	11.58%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.87%	1.95%	9.28%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–6.57%	0.75%	8.64%
MSCI World High Dividend Yield Index†		5.31%	4.96%	12.16%
MSCI World Index††		4.01%	6.78%	12.38%

Class T	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	5.98%	–1.96%	1.63%	8.42%
Adjusted for the Maximum Sales Charge (max 2.50% load)	3.33%	–4.41%	1.12%	8.14%
MSCI World High Dividend Yield Index†	7.27%	6.22%	4.72%	10.86%
MSCI World Index††	8.83%	6.48%	7.31%	11.58%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.84%	1.96%	9.36%
Adjusted for the Maximum Sales Charge (max 2.50% load)		–3.32%	1.44%	9.09%
MSCI World High Dividend Yield Index†		5.31%	4.96%	12.16%
MSCI World Index††		4.01%	6.78%	12.38%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	5.58%	–2.67%	0.88%	7.53%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.58%	–2.67%	0.88%	7.53%
MSCI World High Dividend Yield Index†	7.27%	6.22%	4.72%	10.86%
MSCI World Index††	8.83%	6.48%	7.31%	11.58%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.61%	1.20%	8.45%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.61%	1.20%	8.45%
MSCI World High Dividend Yield Index†		5.31%	4.96%	12.16%
MSCI World Index††		4.01%	6.78%	12.38%

4	|	DWS World Dividend Fund

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 4/30/19
No Sales Charges		6.13%	–1.64%	1.54%
MSCI World High Dividend Yield Index†		7.27%	6.22%	4.80%
MSCI World Index††		8.83%	6.48%	7.01%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges			–0.53%	1.40%
MSCI World High Dividend Yield Index†			5.31%	4.53%
MSCI World Index††			4.01%	6.33%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	6.15%	–1.67%	1.87%	8.59%
MSCI World High Dividend Yield Index†	7.27%	6.22%	4.72%	10.86%
MSCI World Index††	8.83%	6.48%	7.31%	11.58%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		–0.62%	2.18%	9.53%
MSCI World High Dividend Yield Index†		5.31%	4.96%	12.16%
MSCI World Index††		4.01%	6.78%	12.38%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	6.09%	–1.70%	1.90%	8.70%
MSCI World High Dividend Yield Index†	7.27%	6.22%	4.72%	10.86%
MSCI World Index††	8.83%	6.48%	7.31%	11.58%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		–0.59%	2.22%	9.65%
MSCI World High Dividend Yield Index†		5.31%	4.96%	12.16%
MSCI World Index††		4.01%	6.78%	12.38%

Until December 1, 2010, this Fund was known as DWS Europe Equity Fund. On December 1, 2010, the Fund’s objective, strategy and name changed. All returns prior to December 1, 2010 were achieved under the previous objective and strategy.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

DWS World Dividend Fund	|	5

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 1.31%, 1.28%, 2.03%, 0.96%, 1.09% and 1.02% for Class A, Class T, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Institutional Class shares of DWS World Dividend Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

6	|	DWS World Dividend Fund

*	Class R6 shares commenced operations on August 25, 2014.

†

The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

††

The MSCI World Index captures large and mid cap representation across 23 Developed Markets countries. With 1,653 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class T	Class C	Class R6	Class S	Institutional Class

Net Asset Value
4/30/19	$29.76	$29.74	$29.51	$29.79	$29.81	$30.04
10/31/18	$28.25	$28.23	$28.01	$28.28	$28.28	$28.51

Distribution Information as of 4/30/19
Income Dividends, Six Months	$.17	$.17	$.06	$.21	$.19	$.20

DWS World Dividend Fund	|	7

Portfolio Management Team

Fabian Degen, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2010.

–	Joined DWS in 2007.

–	Portfolio manager for US and Global Value Equity: New York.

–

Bachelor of International Business Administration in Investments and Finance from the International University of Applied Sciences Bad Honnef, Bonn with educational exchanges at the University of Maine (USA).

Sebastian P. Werner, PhD, Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

–	Portfolio Manager for Global and US Growth Equities: New York.

–

MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/19	10/31/18
Common Stocks	91%	90%
Cash Equivalents	9%	10%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/19	10/31/18
Financials	22%	21%
Consumer Staples	18%	20%
Energy	15%	14%
Health Care	12%	15%
Industrials	10%	13%
Materials	8%	4%
Consumer Discretionary	7%	6%
Communication Services	4%	3%
Information Technology	2%	4%
Utilities	2%	—
	100%	100%

8	|	DWS World Dividend Fund

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/19	10/31/18
Canada	22%	18%
United States	20%	25%
Switzerland	16%	18%
Netherlands	11%	9%
Japan	8%	7%
United Kingdom	7%	10%
Hong Kong	5%	5%
Korea	4%	2%
France	3%	3%
Italy	3%	3%
Australia	1%	—
	100%	100%

Ten Largest Equity Holdings at April 30, 2019 (48.4% of Net Assets)		Country	Percent
1	Fairfax Financial Holdings Ltd.	Canada	8.3%
	Financial services holding company
2	Nestle SA	Switzerland	5.1%
	Multinational company that markets a wide range of food products
3	EXOR NV	Netherlands	5.0%
	Operates as an investment firm
4	Heineken Holding NV	Netherlands	5.0%
	Produces and distributes beverages internationally
5	Jardine Matheson Holdings Ltd.	Hong Kong	4.3%
	Multinational conglomerate with a portfolio of various businesses in the Asia-Pacific region
6	BML, Inc.	Japan	4.3%
	Operates medical laboratories and development software for clinical testing
7	Unilever NV	United Kingdom	4.2%
	Manufactures foods and home and personal care products
8	Wheaton Precious Metals Corp.	Canada	4.2%
	Operates as a precious metal streaming company
9	National Oilwell Varco, Inc.	United States	4.0%
	Manufactures & sells oil & gas drilling machinery equipment
10	Jefferies Financial Group, Inc.	United States	4.0%
	Operates as a diversified financial services company focusing on investment banking and capital markets, asset management and direct investing

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

DWS World Dividend Fund	|	9

Investment Portfolio	as of April 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 90.8%
Australia 1.2%
Newcrest Mining Ltd. (Cost $1,863,289)	122,636	2,168,937

Canada 20.1%

Agnico Eagle Mines Ltd.	60,753	2,515,919

Cameco Corp.	479,265	5,287,405

Cenovus Energy, Inc.	407,697	4,041,365

Fairfax Financial Holdings Ltd.	30,709	14,644,597

Franco-Nevada Corp.	22,551	1,615,787

Wheaton Precious Metals Corp.	342,233	7,419,611

(Cost $32,629,300)		35,524,684

France 2.6%
Bollore SA (Cost $4,794,511)	981,859	4,664,537

Hong Kong 4.4%
Jardine Matheson Holdings Ltd. (Cost $6,396,624)	117,326	7,709,559

Italy 2.6%
Telecom Italia SpA (RSP) (Cost $6,211,751)	8,736,009	4,566,827

Japan 7.0%

BML, Inc.	266,800	7,548,073

Zenkoku Hosho Co., Ltd.	138,700	4,866,174

(Cost $12,624,357)		12,414,247

Korea 4.2%

Kia Motors Corp.	159,527	6,196,116

KT Corp. ADR	104,673	1,259,217

(Cost $6,565,323)		7,455,333

Netherlands 10.0%

EXOR NV	133,015	8,898,772

Heineken Holding NV	86,667	8,817,974

(Cost $17,463,656)		17,716,746

Switzerland 14.1%

Cie Financiere Richemont SA (Registered)	72,911	5,339,443

Nestle SA (Registered)	93,473	9,014,359

Novartis AG (Registered)	58,470	4,787,789

Roche Holding AG (Genusschein)	22,172	5,860,453

(Cost $21,388,944)		25,002,044

United Kingdom 6.3%

British American Tobacco PLC	94,491	3,695,282

Unilever NV (CVA)	123,810	7,500,654

(Cost $9,533,927)		11,195,936

The accompanying notes are an integral part of the financial statements.

10	|	DWS World Dividend Fund

	Shares	Value ($)
United States 18.3%

AmerisourceBergen Corp.	22,945	1,715,368

Apache Corp.	92,054	3,029,497

Icahn Enterprises LP (a)	48,789	3,683,570

Jefferies Financial Group, Inc.	346,276	7,122,897

National Oilwell Varco, Inc.	273,299	7,144,036

Oracle Corp.	50,672	2,803,682

Schlumberger Ltd.	99,537	4,248,239

WEC Energy Group, Inc.	33,835	2,653,679

(Cost $39,107,434)		32,400,968
Total Common Stocks (Cost $158,579,116)		160,819,818

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (b) (c) (Cost $552,789)	552,789	552,789

Cash Equivalents 8.7%
DWS Central Cash Management Government Fund, 2.46% (b) (Cost $15,428,986)	15,428,986	15,428,986

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $174,560,891)	99.8	176,801,593
Other Assets and Liabilities, Net	0.2	391,155

Net Assets	100.0	177,192,748

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2019 are as follows:

Value ($) at 10/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)		Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (b) (c)
6,654,000	—	6,101,211	(d)	—	—	326,521	—	552,789	552,789
Cash Equivalents 8.7%
DWS Central Cash Management Government Fund, 2.46% (b)
19,088,697	28,924,725	32,584,436		—	—	177,663	—	15,428,986	15,428,986
25,742,697	28,924,725	38,685,647		—	—	504,184	—	15,981,775	15,981,775

The accompanying notes are an integral part of the financial statements.

DWS World Dividend Fund	|	11

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2019 amounted to $545,563, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2019.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen (Certificate of Stock)

RSP: Risparmio (Convertible Savings Shares)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$2,168,937	$—	$2,168,937
Canada	35,524,684	—	—	35,524,684
France	—	4,664,537	—	4,664,537
Hong Kong	—	7,709,559	—	7,709,559
Italy	—	4,566,827	—	4,566,827
Japan	—	12,414,247	—	12,414,247
Korea	1,259,217	6,196,116	—	7,455,333
Netherlands	—	17,716,746	—	17,716,746
Switzerland	—	25,002,044	—	25,002,044
United Kingdom	—	11,195,936	—	11,195,936
United States	32,400,968	—	—	32,400,968
Short-Term Investments (e)	15,981,775	—	—	15,981,775
Total	$85,166,644	$91,634,949	$—	$176,801,593

(e)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	|	DWS World Dividend Fund

Statement of Assets and Liabilities

as of April 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $158,579,116) — (including $545,563 of securities loaned)	$160,819,818
Investment in DWS Government & Agency Securities Portfolio (cost $552,789)*	552,789
Investment in DWS Central Cash Management Government Fund (cost $15,428,986)	15,428,986
Cash	3
Foreign currency, at value (cost $237,897)	233,076
Receivable for Fund shares sold	31,317
Dividends receivable	447,338
Interest receivable	83,075
Foreign taxes recoverable	595,312
Other assets	39,718
Total assets	178,231,432

Liabilities
Payable upon return of securities loaned	552,789
Payable for investments purchased	3,802
Payable for Fund shares redeemed	164,782
Accrued management fee	74,748
Accrued Directors’ fees	4,037
Other accrued expenses and payables	238,526
Total liabilities	1,038,684
Net assets, at value	$177,192,748

Net Assets Consist of
Distributable earnings (loss)	2,559,345
Paid-in capital	174,633,403
Net assets, at value	$177,192,748

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS World Dividend Fund	|	13

Statement of Assets and Liabilities as of April 30, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($35,906,700 ÷ 1,206,511 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$29.76

Maximum offering price per share (100 ÷ 94.25 of $29.76)	$31.58
Class T

Net Asset Value, offering and redemption price per share ($9,927 ÷ 333.8 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$29.74

Maximum offering price per share (100 ÷ 97.50 of $29.74)	$30.50
Class C

Net Asset Value, offering and redemption price per share ($14,504,083 ÷ 491,474 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$29.51
Class R6

Net Asset Value, offering and redemption price per share ($34,961 ÷ 1,173.6 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$29.79
Class S

Net Asset Value, offering and redemption price per share ($122,077,699 ÷ 4,095,813 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$29.81
Institutional Class

Net Asset Value, offering and redemption price per share ($4,659,378 ÷ 155,100 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$30.04

The accompanying notes are an integral part of the financial statements.

14	|	DWS World Dividend Fund

Statement of Operations

for the six months ended April 30, 2019 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $235,720)	$2,155,482
Income distributions — DWS Central Cash Management Government Fund	177,663
Securities lending income, net of borrower rebates	326,521
Total income	2,659,666
Expenses:

Management fee	598,904
Administration fee	90,061
Services to shareholders	201,301
Distribution and service fees	117,635
Custodian fee	19,676
Professional fees	49,710
Reports to shareholders	24,800
Registration fees	38,001
Directors’ fees and expenses	6,360
Other	12,907
Total expenses before expense reductions	1,159,355
Expense reductions	(214,299)
Total expenses after expense reductions	945,056
Net investment income	1,714,610

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(1,874,237)
Foreign currency	(30,246)
(1,904,483)
Change in net unrealized appreciation (depreciation) on:

Investments	10,857,577
Foreign currency	734
10,858,311
Net gain (loss)	8,953,828
Net increase (decrease) in net assets resulting from operations	$10,668,438

The accompanying notes are an integral part of the financial statements.

DWS World Dividend Fund	|	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations:

Net investment income (loss)	$1,714,610	$3,621,378
Net realized gain (loss)	(1,904,483)	8,786,460
Change in net unrealized appreciation (depreciation)	10,858,311	(19,311,276)
Net increase (decrease) in net assets resulting from operations	10,668,438	(6,903,438)
Distributions to shareholders

Class A	(205,686)	(439,128)
Class T	(55)	(108)
Class C	(31,761)	(63,639)
Class R6	(388)	(1,420)
Class S	(843,496)	(2,067,762)
Institutional Class	(30,730)	(65,382)
Total distributions	(1,112,116)	(2,637,439)
Fund share transactions:

Proceeds from shares sold	2,461,881	18,432,276
Reinvestment of distributions	1,062,272	2,530,616
Payments for shares redeemed	(26,550,218)	(68,000,890)
Net increase (decrease) in net assets from Fund share transactions	(23,026,065)	(47,037,998)
Increase (decrease) in net assets	(13,469,743)	(56,578,875)
Net assets at beginning of period	190,662,491	247,241,366

Net assets at end of period	$177,192,748	$190,662,491

The accompanying notes are an integral part of the financial statements.

16	|	DWS World Dividend Fund

Financial Highlights

	Six Months Ended 4/30/19		Years Ended October 31,
Class A	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$28.25		$29.76	$28.02		$27.21		$29.26	$28.10
Income (loss) from investment operations:

Net investment income[a]	.26		.45	.42		.56		.61	.62
Net realized and unrealized gain (loss)	1.42		(1.65)	1.71		.85		(2.00)	.97
Total from investment operations	1.68		(1.20)	2.13		1.41		(1.39)	1.59
Less distributions from:
Net investment income	(.17)		(.31)	(.39)		(.60)		(.66)	(.43)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$29.76		$28.25	$29.76		$28.02		$27.21	$29.26
Total Return (%)[b]	5.98	c**	(4.09)[c]	7.63	[c]	5.29	[c]	(4.85)	5.68	[c]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36		37	45		67		76	105
Ratio of expenses before expense reductions (%)	1.38	*	1.31	1.29		1.29		1.27	1.25
Ratio of expenses after expense reductions (%)	1.15	*	1.08	1.18		1.25		1.27	1.24
Ratio of net investment income (%)	1.82	*	1.48	1.44		2.07		2.13	2.12
Portfolio turnover rate (%)	12	**	30	34		33		31	51

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS World Dividend Fund	|	17

	Six Months Ended 4/30/19		Year Ended	Period Ended
Class T	(Unaudited)		10/31/18	10/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$28.23		$29.76	$30.63
Income (loss) from investment operations:

Net investment income[b]	.26		.45	.10
Net realized and unrealized gain (loss)	1.42		(1.65)	(.81)
Total from investment operations	1.68		(1.20)	(.71)
Less distributions from:

Net investment income	(.17)		(.33)	(.16)
Net asset value, end of period	$29.74		$28.23	$29.76
Total Return (%)[c,d]	5.98	**	(4.11)	(2.33	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		9	10
Ratio of expenses before expense reductions (%)	1.34	*	1.28	1.34	*
Ratio of expenses after expense reductions (%)	1.15	*	1.08	1.08	*
Ratio of net investment income (%)	1.84	*	1.47	.83	*
Portfolio turnover rate (%)	12	**	30	34	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to October 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2017.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

18	|	DWS World Dividend Fund

	Six Months Ended 4/30/19		Years Ended October 31,
Class C	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$28.01		$29.51	$27.80		$27.00		$29.04	$27.89
Income (loss) from investment operations:

Net investment income[a]	.15		.22	.21		.36		.40	.41
Net realized and unrealized gain (loss)	1.41		(1.63)	1.69		.84		(1.99)	.95
Total from investment operations	1.56		(1.41)	1.90		1.20		(1.59)	1.36
Less distributions from:
Net investment income	(.06)		(.09)	(.19)		(.40)		(.45)	(.21)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$29.51		$28.01	$29.51		$27.80		$27.00	$29.04
Total Return (%)[b,c]	5.58	**	(4.80)	6.82		4.52		(5.55)	4.92

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		16	23		24		30	37
Ratio of expenses before expense reductions (%)	2.12	*	2.03	2.02		2.01		2.00	1.98
Ratio of expenses after expense reductions (%)	1.90	*	1.83	1.92		2.00		1.99	1.96
Ratio of net investment income (%)	1.05	*	.74	.72		1.33		1.41	1.41
Portfolio turnover rate (%)	12	**	30	34		33		31	51

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS World Dividend Fund	|	19

	Six Months Ended 4/30/19		Years Ended October 31,						Period Ended
Class R6	(Unaudited)		2018	2017		2016		2015	10/31/14[a]

Selected Per Share Data
Net asset value, beginning of period	$28.28		$29.79	$28.03		$27.23		$29.29	$30.40
Income (loss) from investment operations:

Net investment income[b]	.30		.54	.52		.55		.67	.09
Net realized and unrealized gain (loss)	1.42		(1.65)	1.71		.92		(1.98)	(1.09)
Total from investment operations	1.72		(1.11)	2.23		1.47		(1.31)	(1.00)
Less distributions from:
Net investment income	(.21)		(.40)	(.47)		(.67)		(.75)	(.11)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$29.79		$28.28	$29.79		$28.03		$27.23	$29.29
Total Return (%)	6.13	c**	(3.80)[c]	7.99	[c]	5.51	[c]	(4.60)[c]	(3.22	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	35		78	104		96		9	10
Ratio of expenses before expense reductions (%)	1.02	*	.96	.94		1.01		1.15	.90	*
Ratio of expenses after expense reductions (%)	.86	*	.78	.86		.99		1.02	.90	*
Ratio of net investment income (%)	2.12	*	1.77	1.77		1.99		2.37	1.69	*
Portfolio turnover rate (%)	12	**	30	34		33		31	51	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to October 31, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

20	|	DWS World Dividend Fund

	Six Months Ended 4/30/19		Years Ended October 31,
Class S	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$28.28		$29.81	$28.07		$27.26		$29.30	$28.13
Income (loss) from investment operations:

Net investment income[a]	.29		.51	.50		.63		.67	.68
Net realized and unrealized gain (loss)	1.43		(1.66)	1.71		.85		(1.99)	.97
Total from investment operations	1.72		(1.15)	2.21		1.48		(1.32)	1.65
Less distributions from:
Net investment income	(.19)		(.38)	(.47)		(.67)		(.72)	(.48)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$29.81		$28.28	$29.81		$28.07		$27.26	$29.30
Total Return (%)[b]	6.15	**	(3.92)	7.88		5.54		(4.59)	5.92

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	122		133	170		153		162	203
Ratio of expenses before expense reductions (%)	1.17	*	1.09	1.07		1.08		1.07	1.06
Ratio of expenses after expense reductions (%)	.92	*	.88	.94		1.00		1.02	1.03
Ratio of net investment income (%)	2.03	*	1.69	1.70		2.30		2.37	2.32
Portfolio turnover rate (%)	12	**	30	34		33		31	51

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS World Dividend Fund	|	21

	Six Months Ended 4/30/19		Years Ended October 31,
Institutional Class	(Unaudited)		2018	2017		2016		2015	2014

Selected Per Share Data
Net asset value, beginning of period	$28.51		$30.05	$28.29		$27.48		$29.55	$28.38
Income (loss) from investment operations:

Net investment income[a]	.30		.48	.55		.60		.71	.69
Net realized and unrealized gain (loss)	1.43		(1.63)	1.69		.90		(2.03)	1.00
Total from investment operations	1.73		(1.15)	2.24		1.50		(1.32)	1.69
Less distributions from:
Net investment income	(.20)		(.39)	(.48)		(.69)		(.75)	(.52)
Redemption fees	—		—	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$30.04		$28.51	$30.05		$28.29		$27.48	$29.55
Total Return (%)	6.09	b**	(3.86)[b]	7.92	[b]	5.57		(4.56)	6.00	[b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		4	9		11		8	13
Ratio of expenses before expense reductions (%)	1.07	*	1.02	1.02		.99		.96	.95
Ratio of expenses after expense reductions (%)	.90	*	.83	.92		.99		.96	.95
Ratio of net investment income (%)	2.13	*	1.56	1.84		2.18		2.46	2.34
Portfolio turnover rate (%)	12	**	30	34		33		31	51

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

22	|	DWS World Dividend Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS World Dividend Fund (the “Fund”) is a diversified series of the Deutsche DWS International Fund, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class T shares are closed to new purchases, except in connection with the reinvestment of dividends or other distributions. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS World Dividend Fund	|	23

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is

24	|	DWS World Dividend Fund

normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of April 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery

DWS World Dividend Fund	|	25

of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2019, the Fund had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At April 30, 2019, the aggregate cost of investments for federal income tax purposes was $173,367,015. The net unrealized appreciation for all investments based on tax cost was $3,434,578. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $17,026,185 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $13,591,607.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes, if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax

26	|	DWS World Dividend Fund

regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to expired capital loss carryforwards, investments in passive foreign investment companies, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $20,133,266 and $39,253,662, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group

DWS World Dividend Fund	|	27

GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.665%
Next $750 million of such net assets	.635%
Next $1.5 billion of such net assets	.615%
Next $2.5 billion of such net assets	.595%
Next $2.5 billion of such net assets	.565%
Next $2.5 billion of such net assets	.555%
Next $2.5 billion of such net assets	.545%
Over $12.5 billion of such net assets	.535%

Accordingly, for the six months ended April 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.665% of the Fund’s average daily net assets.

For the period from November 1, 2018 through January 31, 2019 the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.08%
Class T	1.08%
Class C	1.83%
Class R6	.78%
Class S	.88%
Institutional Class	.83%

28	|	DWS World Dividend Fund

Effective February 1, 2019 through January 31, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.22%
Class T	1.22%
Class C	1.97%
Class R6	.97%
Class S	.97%
Institutional Class	.97%

For the six months ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$41,437
Class T	9
Class C	16,623
Class R6	55
Class S	152,546
Institutional Class	3,629
$214,299

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2019, the Administration Fee was $90,061, of which $14,636 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing

DWS World Dividend Fund	|	29

fee it receives from the Fund. For the six months ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2019
Class A	$9,903	$3,240
Class T	11	4
Class C	1,137	768
Class R6	20	10
Class S	57,605	21,167
Institutional Class	147	24
	$68,823	$25,213

In addition, for the six months ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$22,101
Class C	10,440
Class S	69,349
Institutional Class	2,120
$104,010

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2019
Class C	$56,763	$9,067

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

30	|	DWS World Dividend Fund

accounts the firms service. For the six months ended April 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2019	Annualized Rate
Class A	$41,985	$14,506	.24%
Class T	7	8	.15%
Class C	18,880	5,580	.25%
	$60,872	$20,094

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2019 aggregated $220.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2019, the CDSC for Class C shares aggregated $385. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $8,867, all of which is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management

DWS World Dividend Fund	|	31

fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2019, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $24,577.

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	14,560	$414,624	88,535	$2,703,215
Class C	8,900	244,775	66,555	2,018,979
Class R6	—	—	—	6
Class S	32,037	913,992	373,638	11,456,428
Institutional Class	31,792	888,490	73,496	2,253,648
		$2,461,881		$18,432,276

32	|	DWS World Dividend Fund

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	6,907	$191,387	13,522	$409,206
Class T	2	55	4	108
Class C	957	26,551	1,827	54,678
Class R6	14	388	47	1,420
Class S	29,379	813,161	66,004	1,999,867
Institutional Class	1,094	30,730	2,136	65,337
		$1,062,272		$2,530,616

Shares redeemed
Class A	(111,637)	$(3,151,217)	(321,860)	$(9,779,267)
Class C	(105,847)	(2,970,051)	(258,521)	(7,810,816)
Class R6	(1,597)	(47,714)	(785)	(21,784)
Class S	(676,861)	(19,618,003)	(1,448,244)	(43,827,502)
Institutional Class	(26,725)	(763,233)	(211,598)	(6,561,521)
		$(26,550,218)		$(68,000,890)

Net increase (decrease)
Class A	(90,170)	$(2,545,206)	(219,803)	$(6,666,846)
Class T	2	55	4	108
Class C	(95,990)	(2,698,725)	(190,139)	(5,737,159)
Class R6	(1,583)	(47,326)	(738)	(20,358)
Class S	(615,445)	(17,890,850)	(1,008,602)	(30,371,207)
Institutional Class	6,161	155,987	(135,966)	(4,242,536)
		$(23,026,065)		$(47,037,998)

DWS World Dividend Fund	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS World Dividend Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,059.80	$1,059.80	$1,055.80	$1,061.30	$1,061.50	$1,060.90
Expenses Paid per $1,000*	$5.87	$5.87	$9.68	$4.40	$4.70	$4.60

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,019.09	$1,019.09	$1,015.37	$1,020.53	$1,020.23	$1,020.33
Expenses Paid per $1,000*	$5.76	$5.76	$9.49	$4.31	$4.61	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R6	Class S	Institutional Class
DWS World Dividend Fund	1.15%	1.15%	1.90%	.86%	0.92%	0.90%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS World Dividend Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Directors”) approved the renewal of DWS World Dividend Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

36	|	DWS World Dividend Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017. The Board noted the disappointing

DWS World Dividend Fund	|	37

investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from

38	|	DWS World Dividend Fund

advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by

DWS World Dividend Fund	|	39

DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

40	|	DWS World Dividend Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS World Dividend Fund	|	41

Investment Management

DWS Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	SERAX	SERTX	SERCX	SCGEX	SERNX
CUSIP Number	25156G 863	25156G 533	25156G 723	25156G 657	25156G 665
Fund Number	477	1777	777	2077	1477

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SERZX
CUSIP Number	25156G 640
Fund Number	1677

42	|	DWS World Dividend Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS World Dividend Fund	|	43

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

44	|	DWS World Dividend Fund

Notes

Notes

Notes

DWDF-3

(R-027580-8 6/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS World Dividend Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/2/2019